Equity (Details) - Schedule of stock option activity	12 Months Ended
Dec. 31, 2020 $ / shares shares
Schedule of stock option activity [Abstract]
Options outstanding, Number of Options | shares	1,961,532
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 31.16
Granted, Number of Options | shares	440,000
Granted, Weighted Average Exercise Price | $ / shares	$ 17.55
Exercised, Number of Options | shares	(11,184)
Exercised, Weighted Average Exercise Price | $ / shares	$ 17.15
Forfeited, Number of Options | shares	(287,819)
Forfeited, Weighted Average Exercise Price | $ / shares	$ 33.55
Options outstanding, Number of Options | shares	2,102,529
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 28.06
Options exercisable, Number of Options | shares	1,691,217
Options exercisable, Weighted Average Exercise Price | $ / shares	$ 30.64